Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated income statement
Interest receivable	£ 11,375	£ 11,049	£ 11,034
Interest payable	(3,328)	(2,393)	(2,047)
Net interest income	8,047	8,656	8,987
Fees and commissions receivable	3,359	3,218	3,338
Fees and commissions payable	(848)	(861)	(883)
Income from trading activities	932	1,507	634
Loss on redemption of own debt			(7)
Other operating income	2,763	882	1,064
Non-interest income	6,206	4,746	4,146
Total income	14,253	13,402	13,133
Staff costs	(4,018)	(4,122)	(4,676)
Premises and equipment	(1,259)	(1,383)	(1,565)
Other administrative expenses	(2,828)	(3,372)	(3,323)
Depreciation and amortisation	(1,176)	(731)	(808)
Impairment of other intangible assets	(44)	(37)	(29)
Operating expenses	(9,325)	(9,645)	(10,401)
Profit before impairment losses	4,928	3,757	2,732
Impairment losses	(696)	(398)	(493)
Operating profit before tax	4,232	3,359	2,239
Tax charge	(432)	(1,208)	(731)
Profit for the year	3,800	2,151	1,508
Attributable to:
Ordinary shareholders	3,133	1,622	752
Preference shareholders	39	182	234
Paid-in equity holders	367	355	487
Non-controlling interests	261	(8)	35
Profit for the year	£ 3,800	£ 2,151	£ 1,508
Per ordinary share
Earnings per ordinary share	£ 0.26	£ 0.135	£ 0.063
Earnings per ordinary share - fully diluted	£ 0.259	£ 0.134	£ 0.063